Other Assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Assets

Other assets at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Prepaid expenses	¥78,475	¥49,300
Accrued income	385,051	416,210
Receivables from brokers, dealers and customers for securities transactions	1,159,479	1,175,495
Cash collateral provided for derivative and other financial transactions	1,537,672	1,560,972
Retirement benefit assets	268,483	316,455
Security deposits	92,867	99,247
Others	557,787	426,229

Total other assets	¥4,079,814	¥4,043,908